Note 4 - Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 M/V Evian [Member]	Dec. 31, 2012 M/T UACC Sila [Member]	Mar. 27, 2013 M/T UACC Sila [Member]	Sep. 30, 2010 M/T Dauntless [Member]
Note 4 - Vessels, net (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 46,592		$ 16,978
Revaluation Gain		2,086
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds				$ 26,000	$ 14